Stockholders' Equity (Tables) (GEN-PROBE INCORPORATED [Member])	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GEN-PROBE INCORPORATED [Member]
Schedule of Stock Option Activity

A summary of the Company’s stock option activity for all equity incentive plans for the six months ended June 30, 2012 is as follows (in thousands, except per share data and number of years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	5,513	$50.80
Granted	842	68.72
Exercised	(826)	48.96
Cancelled	(80)	56.54

Outstanding at June 30, 2012	5,449	$53.76	4.0	$155,045

Exercisable at June 30, 2012	3,433	$50.06	3.0	$110,405

A summary of the Company’s stock option activity during 2011 for all equity incentive plans is as follows (in thousands, except per share data and number of years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	5,700	$46.56
Granted	1,058	65.00
Exercised	(1,073)	41.84
Cancelled	(172)	53.45

Outstanding at December 31, 2011	5,513	$50.80	3.9	$54,095

Exercisable at December 31, 2011	3,686	$48.78	3.0	$41,046

Restricted Stock and Deferred Issuance Restricted Stock

A summary of the Company’s restricted stock and deferred issuance restricted stock award activity for the six months ended June 30, 2012 is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2011	62	$54.35
Granted	4	63.29
Vested	(6)	56.63
Forfeited	(3)	53.00

Unvested at June 30, 2012	57	$54.78

A summary of the Company’s restricted stock and deferred issuance restricted stock award activity is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	121	$54.41
Granted	21	63.74
Vested and exercised	(75)	56.88
Forfeited	(5)	57.57

Unvested at December 31, 2011	62	$54.35

Schedule of Performance Stock Awards

A summary of the Company’s performance stock award activity for the six months ended June 30, 2012 is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2011	109	$73.92
Awarded	108	82.00
Vested and issued	(46)	72.33
Cancelled	(5)	76.69

Unvested at June 30, 2012	166	$79.50

A summary of the Company’s performance stock award activity is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2010	65	$42.66
Awarded	91	82.58
Vested and issued	(12)	42.66
Cancelled	(35)	49.11

Unvested at December 31, 2011	109	$73.92

Schedule of Stockholders' Equity

Changes in stockholders’ equity for the six months ended June 30, 2012 were as follows (in thousands):

Balance at December 31, 2011	$700,342
Net income	42,175
Other comprehensive loss, net	(2,439)
Proceeds from the issuance of common stock and ESPP shares	43,161
Issuance of common stock to board members	136
Repurchase and retirement of restricted stock for payment of taxes	(1,146)
Stock-based compensation	12,517
Stock-based compensation income tax benefits	2,971

Balance at June 30, 2012	$797,717

Schedule of Comprehensive Income (Loss)

Components of comprehensive income, net of income tax, for the six month periods ended June 30, 2012 and 2011 were as follows (in thousands):

	Six Months Ended
	June 30,
	2012	2011
Net income, as reported	$42,175	$45,621

Other comprehensive income (loss):
Foreign currency translation adjustment	157	3,173

Unrealized gains (losses)
Change in net unrealized gain on available-for-sale securities during the period	(967)	(10,180)
Realized gain on available-for-sale securities, net of tax	(1,629)	(1,142)

Total unrealized losses	(2,596)	(11,322)
Total other comprehensive loss, net	(2,439)	(8,149)

Comprehensive income	$39,736	$37,472